COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares
Revenues
Commissions and fees, net	$ 366,850	¥ 2,547,043	¥ 990,698	¥ 860,819
Trading gains, net	1,809	12,563	166,428	268,850
Interest and investment income	629	4,365	4,443	445
Other revenues	22,407	155,570	84,305	27,693
Revenues	391,695	2,719,541	1,245,874	1,157,807
Expenses
Employee compensation and benefits	(120,845)	(839,024)	(388,168)	(214,431)
Advertising and promotion	(79,835)	(554,291)	(221,859)	(285,732)
Information technology and communications	(5,892)	(40,905)	(32,803)	(21,238)
Occupancy and equipment rental	(11,032)	(76,594)	(41,950)	(39,487)
Taxes and surcharges	(4,429)	(30,748)	(21,711)	(18,884)
Intangible assets amortization	(2,748)	(19,081)	(350)	(160)
Other expenses	(15,520)	(107,766)	(54,164)	(58,688)
Expenses	(240,301)	(1,668,409)	(760,655)	(638,460)
Income before income taxes	151,394	1,051,132	485,219	519,347
Income taxes	(18,066)	(125,430)	(82,204)	(37,390)
Net income	133,328	925,702	403,015	481,957
Less: Net loss attributable to noncontrolling interests	(715)	(4,966)
Net income attributable to Yintech	$ 134,043	¥ 930,668	¥ 403,015	¥ 481,957
Earnings per share
Basic | (per share)	$ 0.11	¥ 0.79	¥ 0.40	¥ 0.48
Diluted | (per share)	$ 0.11	¥ 0.75	¥ 0.38	¥ 0.48
Other comprehensive income
Foreign currency translation adjustment	$ 6,150	¥ 42,696	¥ 1,241
Comprehensive income	139,478	968,398	404,256	¥ 481,957
Comprehensive income attributable to noncontrolling interests	(715)	(4,966)
Comprehensive income attributable to Yintech	$ 140,193	¥ 973,364	¥ 404,256	¥ 481,957